FINANCIAL INSTRUMENTS (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,475,490	$ 1,972,082	$ 2,094,412
Business acquisition consideration payable	536,881	$ 360,000	$ 360,000
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	2,107,619
Lease liabilities	736,453
Convertible debentures
Debt	227,679
Business acquisition consideration payable	536,881
Total	3,608,632
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	1,294,125
Convertible debentures
Debt	1,001,681
Business acquisition consideration payable	1,693,540
Total	3,989,346
Over 3 Years To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	3,181,365
Convertible debentures	2,459,924
Debt
Business acquisition consideration payable
Total	$ 5,641,289